Fair Value Measurements - Change in Fair Value Of Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Changes in fair value of convertible note
Beginning balance of Convertible Notes	$ 30,259
Convertible Notes issuance		$ 28,298
Accrued interest as of December 31, 2024		154
Change in fair value of the Convertible Notes	$ 7,800	$ 1,807
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income, net	Other income, net
Ending balance of Convertible Notes		$ 30,259